Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OSI ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001672826
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2019
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018